united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 2/28/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015
Shares				Value

	COMMON STOCK - 83.3%
	AEROSPACE/DEFENSE - 1.7%
9,000	Boeing Co.			$ 1,357,650

	AIRLINES - 1.0%
22,000	Virgin America, Inc. *			770,880

	APPAREL - 1.0%
11,000	Deckers Outdoor Corp. *			816,640

	AUTO MANUFACTURERS - 3.0%
79,000	Blue Bird Corp. *			766,300
95,000	Ford Motor Co.			1,552,300
				2,318,600
	AUTO PARTS & EQUIPMENT - 1.9%
56,000	Goodyear Tire & Rubber Co.			1,496,880

	BANKS - 4.8%
18,000	Comerica, Inc.			824,040
15,000	PNC Financial Services Group, Inc.			1,379,400
35,000	US Bancorp			1,561,350
				3,764,790
	CHEMICALS - 1.4%
31,000	Potash Corp. of Saskatchewan, Inc.			1,112,900

	COMMERCIAL SERVICES - 2.2%
355,000	Professional Diversity Network *			1,735,950

	COMPUTERS - 1.7%
35,000	NetApp, Inc.			1,352,750

	DIVERSIFIED FINANCIAL SERVICES - 2.7%
126,000	Janus Capital Group, Inc.			2,076,480

	ELECTRICAL COMPONENTS & EQUIPMENT - 4.9%
34,500	Graham Corp.			780,735
411,500	Orion Energy Systems, Inc. *			1,473,170
175,000	Pioneer Power Solutions, Inc. *			1,592,500
				3,846,405
	ELECTRONICS - 1.7%
56,000	Corning, Inc.			1,366,400

	HOLDING PARTNERSHIP - 0.9%
32,000	KKR & Co. LP - MLP			731,200

	HOME BUILDERS - 1.0%
50,000	TRI Pointe Homes, Inc. *			794,000

	HOUSEHOLD PRODUCTS/WARES - 4.8%
123,000	Acme United Corp.			2,365,290
80,000	SodaStream International Ltd. *			1,433,600
				3,798,890
North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
Shares				Value

	MEDIA - 6.4%
39,000	Gannett Co., Inc.			$ 1,380,600
26,500	Meredith Corp.			1,421,460
135,000	World Wrestling Entertainment, Inc. - Class A			2,219,400
				5,021,460
	MINING - 4.8%
88,000	Freeport-McMoRan, Inc.			1,903,440
58,000	US Silica Holdings, Inc.			1,879,780
				3,783,220
	MISCELLANEOUS MANUFACTURER - 7.5%
74,000	FreightCar America, Inc.			2,316,200
61,000	General Electric Co.			1,585,390
58,000	Trinity Industries, Inc.			1,949,960
				5,851,550
	OIL & GAS - 2.5%
27,500	Murphy USA, Inc. *			1,952,225

	PHARMACEUTICALS - 8.0%
25,500	Abbott Laboratories			1,207,935
15,500	Johnson & Johnson			1,588,905
45,000	Pfizer, Inc.			1,544,400
42,500	Zoetis, Inc. - Class A			1,958,825
				6,300,065
	REITS - 2.3%
31,000	Government Properties Income Trust			725,090
31,000	Weyerhaeuser Co.			1,088,410
				1,813,500
	RETAIL - 4.3%
300,000	Dover Saddlery, Inc. * # ~			1,395,000
180,000	Wendy's Co.			1,996,200
				3,391,200
	SEMICONDUCTORS - 1.7%
41,000	Intel Corp.			1,363,250

	SOFTWARE - 2.0%
31,000	Paychex, Inc.			1,544,885

	TELECOMMUNICATIONS - 4.9%
289,800	Alteva *			2,115,540
44,000	Consolidated Communications Holdings, Inc.			936,320
25,000	Singapore Telecommunications Ltd. - ADR			777,875
				3,829,735
	TOYS/GAMES/HOBBIES - 1.1%
335,000	LeapFrog Enterprises, Inc. - Class A *			860,950

	TRANSPORTATION - 2.0%
46,000	CSX Corp.			1,578,260
North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
Shares				Value

	WATER - 1.1%
43,000	Veolia Environnement SA - ADR			$ 835,490

	TOTAL COMMON STOCK (Cost - $55,533,596)			65,466,205

	PREFERRED STOCK - 2.7%
	INVESTMENT COMPANIES - 1.1%
33,000	Saratoga Investment Corp., 7.50%			849,420

	REITS - 0.9%
28,000	Campus Crest Communities, Inc., 8.00%			718,480

	TRUCKING & LEASING - 0.7%
5,370	General Finance Corp., 9.00%			590,700

	TOTAL PREFERRED STOCK (Cost - $2,070,240)			2,158,600

Par Value		Coupon Rate (%)	Maturity

	CORPORATE BONDS - 12.8%
	AEROSPACE/DEFENSE - 1.1%
$ 800,000	AAR Corp.	7.250	1/15/2022	$ 872,000

	APPAREL - 1.1%
850,000	Perry Ellis International, Inc.	7.875	4/1/2019	879,750

	BANKS - 1.1%
805,000	Citigroup, Inc. **	5.950	12/29/2049	816,069

	COMMERCIAL SERVICES - 1.1%
800,000	ADT Corp.	6.250	10/15/2021	868,000

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
725,000	E*TRADE Financial Corp.	6.375	11/15/2019	782,094

	ENTERTAINMENT - 2.1%
845,000	Churchill Downs, Inc.	5.375	12/15/2021	853,450
800,000	Speedway Motorsports, Inc.	6.750	2/1/2019	830,480
				1,683,930
	FOOD - 2.1%
850,000	B&G Foods, Inc.	4.625	6/1/2021	853,187
900,000	Roundy's Supermarkets, Inc. ^ ~	10.250	12/15/2020	769,500
				1,622,687
	HOUSEHOLD PRODUCTS/WARES - 2.1%
775,000	ACCO Brands Corp.	6.750	4/30/2020	815,688
830,000	Central Garden and Pet Co.	8.250	3/1/2018	852,825
				1,668,513
	MEDIA - 1.1%
850,000	Gannett Co., Inc. ^	4.875	9/15/2021	872,312

	TOTAL CORPORATE BONDS (Cost - $10,104,461)			10,065,355
North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
Par Value		Coupon Rate (%)	Maturity	Value

	CONVERTIBLE BONDS - 0.1%
	MINING - 0.1%
$ 324,000	Molycorp, Inc. (Cost - $254,564)	6.000	9/1/2017	$ 57,510

Shares
	SHORT-TERM INVESTMENTS - 0.8%
	MONEY MARKET FUND - 0.8%
646,661	Reich & Tang Daily Income Fund- Money Market Portfolio, 0.01% *** (Cost - $646,661)			646,661

	TOTAL INVESTMENTS - 99.7% (Cost - $68,609,522) (a)			$ 78,394,331
	OTHER ASSETS LESS LIABILITIES - 0.3%			238,978
	NET ASSETS - 100.0%			$ 78,633,309

* Non-income producing security.
# Affiliated issuer.
** Variable rate security - interest rate subject to periodic change.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities amounted to $1,641,812 and 2.1% of net assets.
~ The value of this security has been determined in good faith under the policies of the Board of Trustees.
*** Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2015.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $68,691,921 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 14,336,841
		Unrealized depreciation:		(4,634,431)
		Net unrealized appreciation:		$ 9,702,410

ADR - American Depositary Receipt
MLP - Master Limited Partnership

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015
Shares		Value

	COMMON STOCK - 95.6%
	ADVERTISING - 1.2%
80,000	Harte-Hanks, Inc.	$ 620,000

	APPAREL - 2.1%
54,850	Rocky Brands, Inc.	1,090,418

	AUTO PARTS & EQUIPMENT - 2.4%
55,125	Douglas Dynamics, Inc.	1,241,966

	BUILDING MATERIALS - 0.5%
34,731	LSI Industries, Inc.	273,333

	CHEMICALS - 2.1%
37,051	Detrex Corp.	1,087,447

	COMMERCIAL SERVICES - 8.7%
138,525	Electro Rent Corp.	1,789,743
41,000	Healthcare Services Group, Inc.	1,376,370
35,500	Landauer, Inc.	1,353,970
		4,520,083
	COMPUTERS - 1.1%
42,437	Astro-Med, Inc.	594,542

	DISTRIBUTION/WHOLESALE - 1.9%
206,900	EnviroStar, Inc.	486,215
46,500	Houston Wire & Cable Co.	493,365
		979,580
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
19,350	Westwood Holdings Group, Inc.	1,208,988

	ELECTRIC - 3.3%
20,000	Empire District Electric Co.	507,000
27,500	MGE Energy, Inc.	1,184,975
		1,691,975
	ENTERTAINMENT - 1.2%
26,000	Speedway Motorsports, Inc.	616,720

	ENVIRONMENTAL CONTROL - 1.5%
80,500	Ecology and Environment, Inc.	784,875

	FOOD - 3.0%
14,000	Ingles Markets, Inc.	605,360
60,850	Rocky Mountain Chocolate Factory, Inc.	932,222
		1,537,582
	FOREST PRODUCTS & PAPER - 1.0%
19,500	Orchids Paper Products Co.	549,510

	GAS - 3.5%
107,000	Gas Natural, Inc.	1,080,700
34,950	RGC Resources, Inc.	749,678
		1,830,378

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
Shares		Value

	HEALTHCARE - SERVICES - 2.7%
86,500	Psychemedics Corp.	$ 1,419,465

	HOME FURNISHINGS - 0.9%
16,376	Flexsteel Industries, Inc.	488,824

	HOUSEHOLD PRODUCTS/WARES - 2.6%
69,500	Acme United Corp.	1,336,485

	INSURANCE - 3.2%
11,200	Kansas City Life Insurance Co.	523,040
152,800	Marketing Alliance, Inc.	630,300
36,306	National Security Group, Inc.	508,647
		1,661,987
	INVESTMENT COMPANIES - 2.5%
30,000	Golub Capital BDC, Inc.	532,800
52,200	Monroe Capital Corp.	778,302
		1,311,102
	LEISURE TIME - 3.1%
28,099	Bowl America, Inc.	420,642
75,750	Escalade, Inc.	1,174,125
		1,594,767
	MEDIA - 6.0%
173,000	AH Belo Corp.	1,503,370
97,600	World Wrestling Entertainment, Inc. - Class A	1,604,544
		3,107,914
	MISCELLANEOUS MANUFACTURER - 1.1%
30,000	Myers Industries, Inc.	597,000

	OFFICE FURNISHINGS - 2.0%
58,720	Kewaunee Scientific Corp.	1,066,942

	OIL & GAS - 1.0%
77,000	Evolution Petroleum Corp.	525,140

	OIL & GAS SERVICES - 1.0%
13,800	CARBO Ceramics, Inc.	502,872

	PHARMACEUTICALS - 1.2%
170,200	Liberator Medical Holdings, Inc.	651,866

	REITS - 10.6%
131,500	Campus Crest Communities, Inc.	1,024,385
43,000	CatchMark Timber Trust, Inc. - Class A	521,590
29,333	Education Realty Trust, Inc.	1,028,415
54,400	Government Properties Income Trust	1,272,416
147,000	Monmouth Real Estate Investment Corp.	1,656,690
		5,503,496
	RETAIL - 6.4%
67,000	Destination Maternity Corp.	1,097,460
28,100	Frisch's Restaurants, Inc.	789,048
92,600	PetMed Express, Inc.	1,425,114
		3,311,622

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
Shares		Value

	SOFTWARE - 4.0%
145,700	American Software, Inc.	$ 1,404,548
110,625	Simulations Plus, Inc.	703,575
		2,108,123
	TELECOMMUNICATIONS - 4.0%
50,000	Consolidated Communications Holdings, Inc.	1,064,000
238,952	RF Industries Ltd.	1,020,325
		2,084,325
	TEXTILES - 1.5%
94,000	Crown Crafts, Inc.	780,200

	WATER - 6.0%
23,600	Artesian Resources Corp.	512,592
78,800	Middlesex Water Co.	1,832,888
32,975	York Water Co.	780,518
		3,125,998

	TOTAL COMMON STOCK (Cost - $43,797,939)	49,805,525

	PREFERRED STOCK - 1.0%
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
10,000	Cowen Group, Inc., 8.25%	263,300

	TRUCKING & LEASING - 0.5%
10,000	General Finance Corp., 8.125%	258,500

	TOTAL PREFERRED STOCK (Cost - $519,393)	521,800

	SHORT-TERM INVESTMENTS - 3.2%
	MONEY MARKET FUND - 3.2%
1,680,006	Dreyfus Treasury & Agency Cash Management Fund, 0.01% * (Cost - $1,680,006)	1,680,006

	TOTAL INVESTMENTS - 99.8% (Cost - $45,997,338) (a)	$ 52,007,331
	OTHER ASSETS LESS LIABILITIES - 0.2%	91,291
	NET ASSETS - 100.0%	$ 52,098,622

* Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2015.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $43,761,770 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 10,029,298
	Unrealized depreciation:	(1,783,737)
	Net unrealized appreciation:	$ 8,245,561

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015
	Shares		Value

		COMMON STOCK - 95.6%
		APPAREL - 5.3%
	119,100	Cherokee, Inc.	$ 2,173,575
	70,500	Perry Ellis International, Inc. *	1,663,800
			3,837,375
		AUTO MANUFACTURERS - 1.5%
	108,000	Blue Bird Corp. *	1,047,600

		AUTO PARTS & EQUIPMENT - 2.1%
	300,000	Spartan Motors, Inc.	1,494,000

		BEVERAGES - 3.9%
	31,400	National Beverage Corp. *	703,674
	194,990	Reed's, Inc. *	1,052,946
	443,100	Truett-Hurst, Inc. - Class A * # ~	1,019,130
			2,775,750
		BUILDING MATERIALS - 3.3%
	301,700	LSI Industries, Inc.	2,374,379

		CHEMICALS - 4.6%
	47,374	Detrex Corp.	1,390,427
	135,000	Landec Corp. *	1,884,600
			3,275,027
		COMMERCIAL SERVICES - 13.3%
	107,000	ARC Document Solutions, Inc. *	905,220
	129,900	Electro Rent Corp.	1,678,308
	137,500	Great Lakes Dredge & Dock Corp. *	838,750
	56,800	Medifast, Inc. *	1,797,152
	947,000	Pendrell Corp. *	1,079,580
	303,652	Professional Diversity Network *	1,484,858
	79,000	SP Plus Corp. *	1,786,190
			9,570,058
		DISTRIBUTION/WHOLESALE - 2.0%
	285,000	EnviroStar, Inc.	669,750
	75,575	Houston Wire & Cable Co.	801,851
			1,471,601
		DIVERSIFIED FINANCIAL SERVICES - 1.3%
	175,000	Cowen Group, Inc. *	925,750

		ELECTRICAL COMPONENTS & EQUIPMENT - 4.5%
	32,661	Graham Corp.	739,119
	459,000	Orion Energy Systems, Inc. *	1,643,220
	96,000	Pioneer Power Solutions, Inc. *	873,600
			3,255,939
		ELECTRONICS - 4.5%
	69,000	Allied Motion Technologies, Inc.	1,922,340
	56,100	Sparton Corp. *	1,287,495
			3,209,835
		ENVIRONMENTAL CONTROL - 5.1%
	105,200	Ecology and Environment, Inc.	1,025,700
	143,000	Heritage-Crystal Clean, Inc. *	1,758,900
	165,033	Sharps Compliance Corp. *	906,031
			3,690,631
North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
	Shares		Value

		HAND/MACHINE TOOLS - 2.4%
	31,000	LS Starrett Co.	$ 671,150
	60,933	QEP Co., Inc. *	1,072,421
			1,743,571
		HOLDING COMPANIES - DIVERSIFIED - 1.1%
	43,000	Steel Partners Holdings LP *	815,280

		HOME FURNISHINGS - 1.0%
	68,000	Skullcandy, Inc. *	707,880

		HOUSEHOLD PRODUCTS/WARES - 7.5%
	139,575	Acme United Corp.	2,684,027
	218,052	Central Garden and Pet Co. *	1,975,551
	40,000	SodaStream International Ltd. *	716,800
			5,376,378
		INTERNET - 1.6%
	67,400	Liquidity Services, Inc. *	665,912
	167,130	US Auto Parts Network, Inc. *	464,622
			1,130,534
		LEISURE TIME - 3.9%
	48,254	Bowl America, Inc.	722,362
	61,575	Johnson Outdoors, Inc. - Class A	2,065,226
			2,787,588
		MACHINERY - DIVERSIFIED - 2.6%
	22,800	Alamo Group, Inc.	1,143,420
	70,844	Gencor Industries, Inc. *	700,647
			1,844,067
		MEDIA - 2.1%
	175,700	AH Belo Corp.	1,526,833

		METAL FABRICATE/HARDWARE - 3.0%
	108,825	Eastern Co.	2,140,588

		MINING - 1.0%
	10,600	United States Lime & Minerals, Inc.	715,500

		OIL & GAS SERVICES - 2.5%
	466,300	Enservco Corp. *	979,230
	130,965	Mitcham Industries, Inc. *	826,389
			1,805,619
		RETAIL - 5.2%
	407,520	Dover Saddlery, Inc. * # ~	1,894,968
	120,000	Jamba, Inc. *	1,816,800
			3,711,768
		SOFTWARE - 5.2%
	207,600	American Software, Inc.	2,001,264
	167,700	Rosetta Stone, Inc. *	1,727,310
			3,728,574
		TELECOMMUNICATIONS - 1.5%
	48,700	Alteva *	355,510
	27,000	Hawaiian Telcom Holdco, Inc. *	702,000
			1,057,510
North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
	Shares		Value

		TOYS/GAMES/HOBBIES - 3.6%
	262,000	LeapFrog Enterprises, Inc. - Class A *	$ 673,340
	231,334	Ohio Art Co. * # ~	1,920,072
			2,593,412

		TOTAL COMMON STOCK (Cost - $62,114,967)	68,613,047

		SHORT-TERM INVESTMENTS - 4.5%
		MONEY MARKET FUND - 4.5%
	3,234,573	Dreyfus Treasury & Agency Cash Management Fund, 0.01% ** (Cost - $3,234,573)	3,234,573

		TOTAL INVESTMENTS - 100.1% (Cost - $65,349,540) (a)	$ 71,847,620
		LIABILITIES LESS OTHER ASSETS - (0.1) %	(84,203)
		NET ASSETS - 100.0%	$ 71,763,417

*	Non-income producing security.
#	Affiliated issuer.
~ The value of this security has been determined in good faith under the policies of the Board of Trustees.
**	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $61,325,600 and differs
	from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 15,264,556
		Unrealized depreciation:	(4,742,536)
		Net unrealized appreciation:	$ 10,522,020

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015
Shares				Value

	PREFERRED STOCK - 17.6%
	BANKS - 1.9%
4,000	PrivateBancorp, Inc., 7.125%			$ 106,600

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
6,000	Cowen Group, Inc., 8.250%			157,980

	INVESTMENT COMPANIES - 5.0%
4,000	Hercules Technology Growth Capital, Inc., 7.000%			101,640
7,000	Saratoga Investment Corp., 7.500%			180,180
				281,820
	REITS - 5.3%
4,000	Campus Crest Communities, Inc., 8.000%			102,640
4,000	Public Storage, 5.200%			97,520
4,000	Vornado Realty Trust, 5.400%			97,880
				298,040
	TRUCKING & LEASING - 2.6%
5,800	General Finance Corp., 8.125%			149,930

	TOTAL PREFERRED STOCK (Cost - $992,546)			994,370

Par Value		Coupon Rate (%)	Maturity	Value

	CORPORATE BONDS - 46.0%
	AEROSPACE/DEFENSE - 3.8%
$ 200,000	Ducommun, Inc.	9.750	7/15/2018	$ 215,000

	APPAREL - 2.0%
112,000	Perry Ellis International, Inc.	7.875	4/1/2019	115,920

	COMMERCIAL SERVICES - 10.4%
77,000	ADT Corp	3.500	7/15/2022	70,840
100,000	ADT Corp	6.250	10/15/2021	108,500
100,000	Deluxe Corp.	6.000	11/15/2020	105,625
130,000	Great Lakes Dredge & Dock Corp.	7.375	2/1/2019	133,250
50,000	RR Donnelley & Sons Co.	6.500	11/15/2023	53,375
100,000	RR Donnelley & Sons Co.	7.875	3/15/2021	114,500
				586,090
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
100,000	E*TRADE Financial Corp.	6.375	11/15/2019	107,875

	ENTERTAINMENT - 2.7%
150,000	Churchill Downs, Inc.	5.375	12/15/2021	151,500

	FOOD - 6.9%
200,000	B&G Foods, Inc.	4.625	6/1/2021	200,750
31,000	Dean Holding Co.	6.900	10/15/2017	33,247
150,000	Ingles Markets, Inc.	5.750	6/15/2023	156,375
				390,372
	HEALTHCARE - SERVICES - 1.9%
100,000	DaVita HealthCare Partners, Inc.	5.750	8/15/2022	108,250

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
Par Value		Coupon Rate (%)	Maturity	Value

	HOUSEHOLD PRODUCTS/WARES - 6.3%
$ 240,000	ACCO Brands Corp.	6.750	4/30/2020	$ 252,600
100,000	Central Garden and Pet Co.	8.250	3/1/2018	102,750
				355,350
	MEDIA - 2.9%
50,000	Gannett Co., Inc.	5.125	7/15/2020	52,313
100,000	Gannett Co., Inc.	6.375	10/15/2023	109,000
				161,313
	OIL & GAS SERVICES - 4.5%
240,000	Freeport-McMoran Oil & Gas LLC	6.750	2/1/2022	253,800

	RETAIL - 2.7%
145,000	Wendy's International LLC	7.000	12/15/2025	151,525

	TOTAL CORPORATE BONDS (Cost - $2,579,945)			2,596,995

	SHORT-TERM INVESTMENTS - 39.8%
	MONEY MARKET FUND - 39.8%
2,241,645	Dreyfus Cash Management Fund, 0.03% * (Cost - $2,241,645)			2,241,645

	TOTAL INVESTMENTS - 103.4% (Cost - $5,814,136) (a)			$ 5,833,010
	LIABILITIES LESS OTHER ASSETS - (3.4) %			(190,354)
	NET ASSETS - 100.0%			$ 5,642,656

* Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2015.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $5,814,136 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:			$ 28,257
		Unrealized depreciation:		(9,383)
	Net unrealized appreciation:			$ 18,874

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of February 28, 2015 in valuing the Funds' investments measured at fair value:

North Star Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 65,466,205	$ -	$ -	$ 65,466,205
Preferred Stock	1,567,900	590,700	-	2,158,600
Corporate Bonds	-	10,065,355	-	10,065,355
Convertible Bonds	-	57,510	-	57,510
Short-Term Investments	646,661	-	-	646,661
Total	$ 67,680,766	$ 10,713,565	$ -	$ 78,394,331
The Trucking & Leasing industry had Level 2 securities in the amount of $590,700.
North Star Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 49,175,225	$ 630,300	$ -	$ 49,805,525
Preferred Stock	521,800	-	-	521,800
Short-Term Investments	1,680,006	-	-	1,680,006
Total	$ 51,377,031	$ 630,300	$ -	$ 52,007,331
The Insurance industry had Level 2 securities in the amount of $630,300.

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
North Star Micro Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 66,692,975	$ 1,920,072	$ -	$ 68,613,047
Short-Term Investments	3,234,573	-	-	3,234,573
Total	$ 69,927,548	$ 1,920,072	$ -	$ 71,847,620
The Toys/Games/Hobbies industry had Level 2 securities in the amount of $ 1,920,072.
North Star Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$ 887,770	$ 106,600	$ -	$ 994,370
Corporate Bonds	-	2,596,995	-	2,596,995
Short-Term Investments	2,241,645	-	-	2,241,645
Total	$ 3,129,415	$ 2,703,595	$ -	$ 5,833,010
The Banks industry had Level 2 securities in the amount of $106,600.

The Funds did not hold any Level 3 securities during the period. There were no transfers from Level 2 to Level 1 for the funds. The transfers between levels are shown below.  It is the funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolios of Investments for industry classifications.

The following amounts were transfers in/(out) of Level 2 assets:

North Star Opportunity Fund
	Preferred Stock	Total
Beginning Balance Level 2	$ -	$ -
Transfers into Level 2 from Level 1	590,700	590,700
Transfers from Level 2 into Level 1	-	-
Net Transfer In/(Out) of Level 2	$ 590,700	$ 590,700

North Star Bond Fund
	Preferred Stock	Total
Beginning Balance Level 2	$ -	$ -
Transfers into Level 2 from Level 1	106,600	106,600
Transfers from Level 2 into Level 1	-	-
Net Transfer In/(Out) of Level 2	$ 106,600	$ 106,600

The reason for transfers is due to lack of market activity.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin Wolf

Kevin Wolf, President

Date 4/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin Wolf

Kevin Wolf, President

Date 4/24/15

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date 4/24/15